[insert logo]




                                  Annual Report

                                  June 30, 2002



Tuesday, July 16, 2002

"How do we defeat  terrorism?  Not by making  war,  but by the  unafraid  way we choose to live....  Don't be terrorized.  Don't let fear rule your life. Even if you are scared."
                                                     Salman Rushdie1

Dear Shareholders:

Testing the September 2001 Lows
A review of the six bear markets since 1974, where declines on the Standard & Poor's Index of 500 stocks (S&P 500 Index) have been 19% or greater, has revealed that in every instance there was a "test" of the lows after the initial rally off the lows. On the average, the initial rally was 15 days in duration, with a range of 2 days to 35 days, and the average gain in the S&P 500 Index was 10%.

The subsequent decline in the value of the S&P 500 Index, "the test," lasted on average 18 days in duration, with a range of 8 days to 32 days. The decline essentially erased all of the percentage gains of the initial rally and the S&P 500 Index returned to the original low before a sustainable rally got underway. In these scenarios, the test occurred so close to the initial low and investors did not have to wait long to gain confidence that the bear market low had been successfully "tested". In addition, in every case the successful "test" marked the beginning of the new bull market, with subsequently higher peaks and higher levels of correction until the next bear market.

What's different this time?
This time is different. After the lows established September 21, 2001, the S&P 500 Index rallied for over 3 months (to January 7, 2002), increasing 25% over the September lows before it began a testing process. As of June 30, 2002, the "testing" period has lasted almost 6 months, six times as long as it has taken in the past six bear markets, with no confirmed low in sight. The S&P 500 Index had declined (15.58%). A "test" of (25%) from the January 7, 2002 peak, would have the S&P 500 Index declining to a level of 882.72.

How low can you go?
This drawn out period of testing the September 2001 lows, along with events discussed below, has exhausted investors and sent them to the brink of capitulation, the last necessary sign that the bear market is coming to an end.

Since the highs set in March of 2000, the S&P 500 Index has shrunk (36%), Nasdaq (71.5%), and the Dow Jones Industrial Averages (21%) through June 30, 2002. By comparison, by December of 1974 the S&P 500 lost (48%) of its value, the NASDAQ (60%) and the Dow Jones Industrial Average (45%) in the bear market that occurred in 1973 and 1974.

Economic expansion breeds...
Economic expansion and boom enable wonderful improvements in the way people and businesses conduct their affairs. The expansion of the 1990's brought with it, among other things, the Internet and "just in time" management of businesses, which reduces employees and inventory needs by enterprises. Documents that took hours to type and reproduce can now be edited by people simultaneously throughout the world via e-mail and Adobe Acrobat. No longer do we need to wait for a document to arrive by mail, make changes, re-type it, and return it by mail to the next party. Today, a document can be sent instantaneously, almost anywhere in the world, edited by word processor, and e-mailed back for approval moments later. That's a huge improvement.

Economic expansion can also breed opportunistic behavior where individuals and corporations exploit their constituencies. We've seen it before. Think of Penn Square Bank (1980), operating out of a converted shoe store in Oklahoma, whose oil and gas loans bankrupted national banks such as Continental Illinois and Seafirst Bank and whose actions threatened the solvency of the entire U.S. banking system. Drexel Burnham's abuse of the country's credit system in the mid-`80s caused hundreds of savings and loans to shut down, with taxpayers and private pensions left holding the bill. Ivan Boesky, a famously successful arbitrager, received inside information for years from one of his brokers, Dennis Levine, from which he profited handsomely. (Mr. Boesky did spend some time in jail for his deeds).

Deja vu? Enron, Halliburton, Global Crossing, Arthur Andersen. Management that has pushed the lines of acceptable business practices, bankrupting companies and causing untold financial harm to investors and employees alike. The stage is the same, only the participants have changed.

Accounting worries and corporate insider self-dealings during this weak economic cycle have sent most investors to the sidelines, if not to the locker-room altogether.

From every excess, however, some good evolves. Shake-ups across all industries are already happening. The relentless pounding of shares of companies that have conducted themselves in a dubious manner puts the management of corporate America on notice that investors will no longer tolerate this improper conduct. The result will be higher standards and better-managed companies going forward, or else...jail and fines for management, directors, lawyers and accountants.

The past quarter
This past quarter saw all major stock market indexes in decline as the process of "testing" grinds on towards September 2001 lows. During this period we maintained historically high levels of cash, which helped mitigate the decline. There were few pockets of strength as the last bastions of safety began to cave.

During this period, the portfolio outperformed our benchmark and performed more or less in line with the general market, as reflected in the S&P500 Index.

Performance Chart

Performance Returns for 2 Q, 2002

              Russell 1000 Growth Index                         -18.84%
              S&P 500 Index                                     -13.44%
              KGSGF                                             -13.09%

The average annual total returns for one year and since inception, respectively, for the Kit Cole Strategic Growth Fund is -35.31% and -40.53%; for the Russell 1000 Growth Index -26.49% and -33.31%; for the Standard & Poor's 500 Index -17.99% and -18.99%.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

What the future holds

The economy has been in recovery for months now. In the upcoming quarter we should see better earnings performance and fewer disappointments. Investors have gone from irrational exuberance to irrational avoidance so that final capitulation may be soon. We see opportunities in deeply depressed shares of companies that have excellent products and good financial statements, but are struggling to emerge from the business slowdown. We would expect to add shares of enterprises like this to our holdings in the third quarter.

/s/ Kit M. Cole

Kit M. Cole
Portfolio Manager
Kit Cole Strategic Growth Fund

Opinions expressed are those of Kit Cole and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

1 Rushdie, Salman, Lay blame where it belongs, San Francisco Chronicle, Oct. 14, 2001. p.D3

The S&P 500 and Russell Growth Indices are unmanaged indices commonly used to measure performance of U.S. stocks. You cannot invest directly in an index.

Securities mentioned are currently not held by the fund. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus. Quasar Distributors, LLC, Distributor 07/02




                           AVERAGE ANNUAL TOTAL RETURN
                              THROUGH JUNE 30, 2002

                                                               Since
                                           One Year         Inception(1)
  Kit Cole Strategic Growth Fund            -35.31%             -40.53%
  Russell 1000(R)Growth Fund Index          -26.49%             -33.31%

1 November 7, 2000.



            Kit Cole Strategic                    Russell 1000(R)Growth
              Growth Fund                               Fund Index
11/7/2000       10,000                                    10,000
12/31/2000       8,660                                     8,138
3/31/2001        5,840                                     6,437
6/30/2001        6,570                                     6,979
9/30/2001        4,410                                     5,624
12/31/2001       5,040                                     6,475
3/31/2002        4,890                                     6,308
6/30/2002        4,250                                     5,130


This chart assumes an initial investment of $10,000 made on 11/7/00 (commencement of operations). Total return is based on the net change in N.A.V. and assuming reinvestment of all dividends and other distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Russell 1000(R) Growth Fund Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $11.9 billion; the median market capitalization was approximately $0.4 billion. The smallest company in the index had an approximate market capitalization of $3.2 billion.

Kit Cole Strategic Growth Fund
Statement of Assets and Liabilities
June 30, 2002

ASSETS:
     Investments in securities, at market value (cost: $4,303,107)  $ 3,998,484
     Dividends and interest receivable                                    1,579
     Receivable from Advisor                                             38,400
     Other assets                                                         6,141
                                                                   -------------
     Total assets                                                     4,044,604
                                                                   -------------

LIABILITIES:
     Accrued expenses                                                    44,930
                                                                   -------------
     Total liabilities                                                   44,930
                                                                   -------------
     Total net assets                                               $ 3,999,674
                                                                   =============

NET ASSETS CONSIST OF:
     Capital stock                                                  $ 8,369,392
     Accumulated undistributed net realized loss on investments      (4,065,095)
     Unrealized depreciation on investments                            (304,623)
                                                                   -------------
     Total net assets                                               $ 3,999,674
                                                                   =============

     Shares outstanding (unlimited shares of no par
        value authorized)                                               940,254

     Net asset value, offering and redemption price per share            $ 4.25
                                                                   =============


               See accompanying Notes to the Financial Statements.



Kit Cole Strategic Growth Fund
Statement of Operations
For the Year Ended June 30, 2002

INVESTMENT INCOME:
    Dividend income (net of withholding tax of $176)                   $ 11,463
    Interest income                                                      12,827
                                                                   -------------
    Total investment income                                              24,290
                                                                   -------------

    Administration fees                                                  55,402
    Advisory fees                                                        53,481
    Shareholder servicing fees and expenses                              29,810
    Fund accounting fees                                                 23,241
    Professional fees                                                    22,678
    Federal and state registration                                       19,532
    Distribution (12b-1) fees                                            10,696
    Custody fees                                                          6,920
    Trustees fees and expenses                                            3,954
    Insurance                                                             3,733
    Reports to shareholders                                               3,434
                                                                   -------------

    Total expenses before Advisor reimbursement                         232,881
    Less fees and expenses reimbursed and waived by Advisor            (147,312)
                                                                   -------------
    Net expenses                                                         85,569
                                                                   -------------
    Net investment loss                                                 (61,279)
                                                                   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS :

    Net realized loss on investments                                 (2,062,881)
    Net change in unrealized appreciation on investments                254,552
                                                                   -------------
    Net realized and unrealized gain (loss) on investments           (1,808,329)
                                                                   -------------

    Net decrease in net assets resulting from operations            $(1,869,608)
                                                                   =============




           See accompanying Notes to the Financial Statements.


Kit Cole Strategic Growth Fund
Statements of Changes in Net Assets

                                                                                   November 7,
                                                                       Year          2000(1)
                                                                       Ended         Through
                                                                   June 30, 2002  June 30, 2001
                                                                   -------------  --------------

OPERATIONS:
       Net investment loss                                            $ (61,279)     $ (42,123)
       Net realized loss on investments                              (2,062,881)    (2,002,214)
       Net change in unrealized appreciation
         (depreciation) on investments                                  254,552       (559,175)
                                                                   -------------  -------------
       Net decrease in assets resulting from operations              (1,869,608)    (2,603,512)
                                                                   -------------  -------------

CAPITAL SHARE TRANSACTIONS:
       Proceeds from shares sold                                      2,012,860      8,113,449
       Cost of shares redeemed                                       (1,326,437)      (427,078)
                                                                   -------------  -------------

       Net increase in net assets from capital share transactions       686,423      7,686,371
                                                                   -------------  -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                              (1,183,185)     5,082,859
                                                                   -------------  -------------

NET ASSETS:
       Beginning of period                                            5,182,859        100,000
                                                                   -------------  -------------

       End of period                                                $ 3,999,674    $ 5,182,859
                                                                   =============  =============


1 Commencement of operations.



               See accompanying Notes to the Financial Statements.

Kit Cole Strategic Growth Fund
Financial Highlights


Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

                                                                               November 7,
                                                                    Year         2000(1)
                                                                    Ended        Through
                                                               June 30, 2002   June 30, 2001
                                                              -------------    --------------
NET ASSET VALUE:
    Beginning of period                                             $ 6.57           $ 10.00
                                                              -------------    --------------
OPERATIONS:
    Net investment loss 2                                            (0.07)            (0.05)
    Net realized and unrealized loss on investment securities        (2.25)            (3.38)
                                                              -------------    --------------
           Total from operations                                     (2.32)            (3.43)
                                                              -------------    --------------

NET ASSET VALUE:
    End of period                                                   $ 4.25            $ 6.57
                                                              =============    ==============

Total return                                                       -35.31%           -34.30% 3

Net assets at end of period (000s omitted)                         $ 4,000           $ 5,183

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursement                                     5.44%             5.00% 4
    After expense reimbursement                                      2.00%             2.00% 4

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
    Before expense reimbursement                                    -4.87%            -4.16% 4
    After expense reimbursement                                     -1.43%            -1.16% 4

    Portfolio turnover rate                                           134%               82% 3




1    Commencement of Operations.
2 Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
3    Not annualized.
4    Annualized.


     See accompanying Notes to the Financial Statements.

Kit Cole Strategic Growth Fund
Schedule of Investments
June 30, 2002

 Number of                                                          Market
  Shares                                                            Value
            COMMON STOCK - 73.42%

            BASIC INDUSTRIES - 3.10%
            Diversified - 3.10%
   4,275    General Electric Company                                  $ 124,189
                                                              ------------------

            BASIC INDUSTRIES Total                                      124,189
                                                              ------------------

            CONSUMER CYCLICALS - 16.62%
            Leisure Time Amusements - 1.89%
   4,000    The Walt Disney Company                                      75,600
                                                              ------------------

            Restaurants - 2.14%
   2,700    Brinker International, Inc. *                                85,725
                                                              ------------------

            Retail, Discount - 2.11%
   2,325    Best Buy Co., Inc. *                                         84,397
                                                              ------------------

            Retail, Furniture, Household - 7.64%
   3,325    Costco Wholesale Corporation *                              128,411
   3,900    Lowe's Companies, Inc.                                      177,060
                                                              ------------------
                                                                        305,471
                                                              ------------------

            Retail, Leisure Time - 2.84%
   1,600    PETCO Animal Supplies, Inc. *                                39,856
   4,600    PETsMART, Inc. *                                             73,784
                                                              ------------------
                                                                        113,640
                                                              ------------------

            CONSUMER CYCLICALS Total                                    664,833
                                                              ------------------

            CONSUMER STAPLES - 5.72%
            Household Products - 3.77%
   4,000    Bed Bath & Beyond Inc. *                                    150,960
                                                              ------------------

            Restaurants - 1.95%
   3,150    Darden Restaurants, Inc.                                     77,805
                                                              ------------------

            CONSUMER STAPLES Total                                      228,765
                                                              ------------------

            HEALTHCARE - 11.94%
            Healthcare Services - 11.94%
   1,800    Oxford Health Plans, Inc. *                                  83,628
   3,300    Tenet Healthcare Corporation *                              236,115
   1,725    UnitedHealth Group Incorporated                             157,924
                                                              ------------------
                                                                        477,667
                                                              ------------------

            HEALTHCARE Total                                            477,667
                                                              ------------------





Kit Cole Strategic Growth Fund
Schedule of Investments
June 30, 2002

 Number of                                                                Market
  Shares                                                                  Value
            FINANCE - 6.28%
            Financial Services, Business - 3.67%
   2,000    The Goldman Sachs Group, Inc.                             $ 146,700
                                                              ------------------

            Financial Services, Personal - 2.61%
   2,100    Household International, Inc.                               104,370
                                                              ------------------

            FINANCE Total                                               251,070
                                                              ------------------

            TECHNOLOGY - 26.90%
            Computer Hardware - 2.48%
   3,800    Dell Computer Corporation *                                  99,332
                                                              ------------------

            Computer Software - 6.79%
   4,400    Adobe Systems Incorporated                                  125,400
   7,100    Take-Two Interactive Software, Inc. *                       146,189
                                                              ------------------
                                                                        271,589
                                                              ------------------

            Electronic Components, Miscellaneous - 1.96%
  11,000    Flextronics International Ltd. *                             78,430
                                                              ------------------

            Internet and Related - 9.02%
   4,800    NetIQ Corporation *                                         108,624
   5,500    Retek Inc.*                                                 133,650
   3,600    Symantec Corporation *                                      118,260
                                                              ------------------
                                                                        360,534
                                                              ------------------

            Semiconductor Equipment - 6.65%
   3,800    Applied Materials, Inc. *                                    72,276
   4,400    KLA-Tencor Corporation*                                     193,556
                                                              ------------------
                                                                        265,832
                                                              ------------------

            TECHNOLOGY Total                                          1,075,717
                                                              ------------------

            TELECOMMUNICATIONS - 2.86%
            Wireless Equipment - 2.86%
   7,900    Nokia Oyj                                                   114,392
                                                              ------------------

            TELECOMMUNICATIONS Total                                    114,392
                                                              ------------------

            COMMON STOCK Total (Cost $ 3,241,256)                     2,936,633
                                                              ------------------




Kit Cole Strategic Growth Fund
Schedule of Investments
June 30, 2002

Principal
 Amount                                                            Market Value
            SHORT - TERM INVESTMENTS - 26.55%
$ 54,742    American Family Financial Services, Inc., 1.46%, #         $ 54,742
 880,000    Federal Home Loan Bank Discount Note, 1.71%                 880,000
  66,678    Wisconsin Corporate Central Credit Union, 1.51%, #           66,678
  60,431    Wisconsin Electric Power Company, 1.46%, #                   60,431
                                                              ------------------

            TOTAL SHORT - TERM INVESTMENTS (Cost $ 1,061,851)         1,061,851
                                                              ------------------

            TOTAL INVESTMENTS - 99.97% (Cost $ 4,303,107)             3,998,484
                                                              ------------------

            Other Assets in Excess of Liabilities - 0.03%                 1,190
                                                              ------------------

            Total Net Assets - 100.00%                               $3,999,674
                                                              ==================

* Non-income producing security.
# Variable rate demand notes are considered short-term obligations and are payable on demand at the market value. The interest rates change periodically at specified dates. The rates shown are as of June 30, 2002.



Notes to the Financial Statements
June 30, 2002

1.ORGANIZATION      The Kit Cole Strategic  Growth Fund (the "Fund") is a series of Kit Cole Investment Trust (the "Trust"), a business trust organized  on March 27, 2000 in the state of Delaware and is registered  under the  Investment  Company  Act of 1940,  as
                    amended  (the  "1940  Act"),  as  an  open-end   diversified
                    management  investment  company.  Kit Cole Strategic  Growth
                    Fund is  currently  the only  series of the Trust.  The Fund
                    commenced   operations   on  November  7,  2000.   Kit  Cole
                    Investment Advisory Services, Inc. serves as the investment advisor (the "Advisor") for the Fund and is responsible for managing the Fund's portfolio of securities.

2. SIGNIFICANT
ACCOUNTING          a)   Organization and Prepaid Registration Expenses
POLICIES            Expenses  incurred  by the  Trust  in  connection  with  the organization and the initial public offering of shares were expensed as incurred. Prepaid registration expenses are deferred and amortized over the period of benefit.

                    b)   Investment Valuation
                    Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of most recent quoted bid and ask prices. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Corporate bonds, U.S. Government securities and money market instruments are valued at the close of the NYSE. The value of these securities used in computing the NAV of each class is determined as of such time. Variable rate demand notes are valued at amortized cost, which approximates market value.

                    c)   Federal Income Taxes
                    The Fund  intends  to comply  with the  requirements  of the
                    Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required. Accounting principles generally accepted in the United States require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. As a result of permanent book-to-tax differences relating to a net operating loss at June 30, 2002, reclassifications were recorded to increase accumulated net investment loss and decrease paid in capital by $61,279.

                    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2002, the Fund had accumulated capital loss carryforwards for tax purposes of $2,002,214 and $2,018,188 which will expire on June 30, 2009 and June 30, 2010, respectively.

                    d)   Use of Estimates
                    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

                    e)   Other
                    Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

3. AGREEMENTS       The  Trust  has  an  Investment   Advisory   Agreement  (the
                    "Agreement") with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.25% of the Fund's average daily net assets.

                    The Advisor has agreed to voluntarily waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) do not exceed 2.00% of its average daily net assets until September 30, 2003. After September 30, 2003, the Advisor may terminate or revise the total annual operating expense limitations at any time. Any waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 2.00%, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of five years from the date such amount was waived or reimbursed. Accordingly, waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                    Year of Expiration              Recoverable Amount
                    ------------------              ------------------
                            6/30/05                       $80,743
                            6/30/06                       108,974
                            6/30/07                       147,312

4. DISTRIBUTION
PLAN The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund may reimburse the Fund's distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to compensate or reimburse the Fund's distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

5. INVESTMENT
TRANSACTIONS        The aggregate  purchases and sales of securities,  excluding short-term investments,  by the Fund for the year ended June
                    30, 2002 were as follows:

                                   Purchases                       Sales
                                   ---------                       -----
                  U.S. Government      Other      U.S. Government        Other
                       ----------      -----           ----------        -----
                         $0         $4,833,491           $0           $4,981,095

                    At June 30, 2002, the cost of investments for tax purposes was $4,347,800. At June 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:


                    Appreciation                                $       246,328
                    (Depreciation)                                     (595,644)
                                                                ----------------
                    Net unrealized depreciation of investments  $     (349,316)
                                                                ===============


                                                   Year        November 7, 2000
                                                  Ended            through
                                              June 30, 2002     June 30, 2001
                                              -------------     -------------
6. SHARES OF
BENEFICIAL          Shares sold                  417,564           847,080
INTEREST            Shares redeemed             (266,330)          (68,060)
                                                ---------          --------
                    Net increase in shares       151,234           779,020
                    Shares outstanding:
                    Beginning of period          789,020            10,000
                                                 -------            ------
                    End of period                940,254           789,020
                                                 =======           =======

7. ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS (Unaudited) INDEPENDENT TRUSTEES:

                                                                                          # of
                                                                                       Portfolios in
                         Position(s)    Term of Office                                 Fund Complex
                        Held with the   and Length of      Principal Occupation         Overseen by   Other Directorships
Name, Age and Address       Trust        Time Served      During Past Five Years          Trustee       Held by Trustee
---------------------       -----        -----------      ----------------------          -------       ---------------
Deborah J. Magowan      Trustee         Indefinite Term,  Chairperson, San Francisco           1              None
(56)                                    2 Years Served    Fall Antique show, 1996 to
                                                          present; Trustee, The
                                                          Hamlin's School, 1990-1996.
Lilly Stamets (55)      Trustee         Indefinite Term,  Executive Vice President,            1              None
                                        2 Years Served    California Host (corporate
                                                          & meeting event
                                                          company), 2001 -
                                                          Present; Retail
                                                          Operations Manager,
                                                          The Academy Store
                                                          (retail store at the
                                                          California Academy
                                                          of Sciences), 1995 -
                                                          2001; Principal,
                                                          Premier Consulting
                                                          Services (retailer
                                                          consultants), 1995 -
                                                          Present.
INTERESTED TRUSTEES:
                                                                                          # of
                                                                                     Portfolios in
                         Position(s)    Term of Office                               Fund Complex
                        Held with the   and Length of      Principal Occupation       Overseen by   Other Directorships
Name, Age and Address       Trust        Time Served      During Past Five Years        Trustee       Held by Trustee
---------------------       -----        -----------      ----------------------        -------       ---------------
Kit M. Cole (61)        Trustee and     Indefinite Term,  CEO and Founder, Kit Cole          1      San Rafael Bancorp
                        Chairperson     2 Years Served    Investment Advisory                       Community Bankshares,
                                                          Services, 1977 - Present.                 LP; Shoreline Capital
                                                                                                    Partners, LP; New West
                                                                                                    Bancshares, Inc.;
                                                                                                    Novato Community Bank;
                                                                                                    Kit Cole Investment
                                                                                                    Advisory Services; Cole
                                                                                                    Financial Ventures, Inc.;
                                                                                                    Marin Advisors, Inc.


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Kit Cole Strategic Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Kit Cole Strategic Growth Fund ("the Fund") as of June 30, 2002, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements of the Kit Cole Strategic Growth Fund for the period from the Fund's commencement of operations on November 7, 2000 to June 30, 2001, were audited by other auditors whose report, dated July 19, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kit Cole Strategic Growth Fund as of June 30, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP
Chicago, Illinois
August 19, 2002




                                     Advisor
                      Kit Cole Investment Advisory Services
                           851 Irwin Street, Suite 301
                              San Rafael, CA 94901

                                   Distributor
                            Quasar Distributors, LLC
                        615 E. Michigan Street, Suite 200
                               Milwaukee, WI 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                              Fund Administration,
                                Fund Accounting,
                            Transfer Agent, Dividend
                                  Paying Agent
                         U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                               Milwaukee, WI 53202

                              Independent Auditors
                              Deloitte & Touche LLP
                              180 N. Stetson Avenue
                                Chicago, IL 60601

                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105